SUPPLEMENT TO:

                          CALVERT MUNICIPAL FUND, INC.
                 CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND
                                   PROSPECTUS

                         Date of Prospectus: May 1, 2005
                        Date of Supplement: July 29, 2005


DELETE THE SECOND ROW OF THE CHART UNDER "PORTFOLIO MANAGER TEAM" (SECOND LISTED MANAGER) ON PAGE 12 AND REPLACE WITH THE FOLLOWING:


NAME OF           TITLE         LENGTH OF      BUSINESS        ROLE ON
PORTFOLIO                       SERVICE WITH   EXPERIENCE      MANAGEMENT TEAM
MANAGER                         ADVISOR        DURING LAST
                                               5 YEARS

James O'Boyle     Assistant     Since 1995     Portfolio       Assistant
                  Portfolio                    manager of      Portfolio Manager
                  Manager                      taxable and
                                               tax-exempt
                                               money market
                                               funds